UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-22338

Legg Mason Global Asset Management Trust

(Exact name of registrant as specified in charter)

100 International Drive,

Baltimore, MD 21202

(Address of principal executive offices) (Zip code)

Marc A. De Oliveira

Franklin Templeton

100 First Stamford Place

Stamford, CT 06902

(Name and address of agent for service)

Registrant’s telephone number, including area code: 877-6LM-FUND/656-3863

Date of fiscal year end: September 30

Date of reporting period: March 31, 2023

ITEM 1.	REPORT TO STOCKHOLDERS

The Semi-Annual Report to Stockholders is filed herewith.

Semi-Annual Report	March 31, 2023

BrandywineGLOBAL —

DIVERSIFIED US LARGE CAP VALUE FUND

INVESTMENT PRODUCTS: NOT FDIC INSURED • NO BANK GUARANTEE • MAY LOSE VALUE

Fund objective

The Fund seeks long-term capital appreciation.

Letter from the president

Dear Shareholder,

We are pleased to provide the semi-annual report of BrandywineGLOBAL — Diversified US Large Cap Value Fund for the six-month reporting period ended March 31, 2023. Please read on for Fund performance information during the Fund’s reporting period.

As always, we remain committed to providing you with excellent service and a full spectrum of investment choices. We also remain committed to supplementing the support you receive from your financial advisor. One way we accomplish this is through our website, www.franklintempleton.com. Here you can gain immediate access to market and investment information, including:

•	Fund prices and performance,

•	Market insights and commentaries from our portfolio managers, and

•	A host of educational resources.

We look forward to helping you meet your financial goals.

Sincerely,

Jane Trust, CFA

President and Chief Executive Officer

April 28, 2023

II	BrandywineGLOBAL — Diversified US Large Cap Value Fund

Performance review

For the six months ended March 31, 2023, Class A shares of BrandywineGLOBAL —Diversified US Large Cap Value Fund, excluding sales charges, returned 14.33%. The Fund’s unmanaged benchmark, the Russell 1000 Value Indexi, returned 13.55% for the same period. The Lipper Large-Cap Value Funds Category Averageii returned 14.00% over the same time frame.

Performance Snapshot as of March 31, 2023 (unaudited)
(excluding sales charges)	6 months
BrandywineGLOBAL — Diversified US Large Cap Value Fund:
Class A	14.33%
Class C	13.91%
Class R	14.20%
Class I	14.54%
Class IS	14.60%
Russell 1000 Value Index	13.55%
Lipper Large-Cap Value Funds Category Average	14.00%

The performance shown represents past performance. Past performance is no guarantee of future results and current performance may be higher or lower than the performance shown above. Principal value and investment returns will fluctuate and investors’ shares, when redeemed, may be worth more or less than their original cost. To obtain performance data current to the most recent month-end, please visit our website at www.franklintempleton.com.

All share class returns assume the reinvestment of all distributions, including returns of capital, if any, at net asset value and the deduction of all Fund expenses. Returns have not been adjusted to include sales charges that may apply or the deduction of taxes that a shareholder would pay on Fund distributions. If sales charges were reflected, the performance quoted would be lower. Performance figures for periods shorter than one year represent cumulative figures and are not annualized.

Fund performance figures reflect fee waivers and/or expense reimbursements, without which the performance would have been lower.

Total Annual Operating Expenses (unaudited)

As of the Fund’s current prospectus dated January 30, 2023, the gross total annual fund operating expense ratios for Class A, Class C, Class R, Class I and Class IS shares were 1.19%, 1.99%, 1.60%, 0.89% and 0.76%, respectively.

Actual expenses may be higher. For example, expenses may be higher than those shown if average net assets decrease. Net assets are more likely to decrease and Fund expense ratios are more likely to increase when markets are volatile.

As a result of expense limitation arrangements, the ratio of total annual fund operating expenses, other than interest, brokerage commissions, dividend expense on short sales, taxes, extraordinary expenses and acquired fund fees and expenses, to average net assets will not exceed 1.15% for Class A shares, 1.90% for Class C shares, 1.40% for Class R shares, 0.80% for Class I shares and 0.70% for Class IS shares. In addition, the ratio of total annual fund operating expenses of Class IS shares will not exceed the ratio of total annual

BrandywineGLOBAL — Diversified US Large Cap Value Fund	III

Performance review (cont’d)

fund operating expenses for Class I shares. These expense limitation arrangements cannot be terminated prior to December 31, 2024 without the Board of Trustees’ consent. In addition, the manager has agreed to waive the Fund’s management fee to an extent sufficient to offset the net management fee payable in connection with any investment in an affiliated money market fund. This management fee waiver is not subject to the recapture provision discussed below.

The manager is permitted to recapture amounts waived and/or reimbursed to a class within three years after the fiscal year in which the manager earned the fee or incurred the expense if the class’ total annual fund operating expenses have fallen to a level below the expense limitation (“expense cap”) in effect at the time the fees were earned or the expenses incurred. In no case will the manager recapture any amount that would result, on any particular business day of the Fund, in the class’ total annual fund operating expenses exceeding the expense cap or any other lower limit then in effect.

The manager has also agreed to voluntarily waive fees and/or reimburse operating expenses, other than interest, brokerage commissions, dividend expense on short sales, taxes, extraordinary expenses and acquired fund fees and expenses, so that the ratio of total annual fund operating expenses to average net assets of Class A, Class C and Class R shares will not exceed 1.10%, 1.85% and 1.35%, respectively. These expense limitation arrangements are expected to continue until December 31, 2024 but may be terminated at any time by the manager.

As always, thank you for your confidence in our stewardship of your assets.

Sincerely,

Jane Trust, CFA

President and Chief Executive Officer

April 28, 2023

RISKS: Equity securities are subject to market and price fluctuations. Large capitalization companies may fall out of favor with investors based on market and economic conditions. In return for the relative stability and low volatility of large capitalization companies, the Fund’s value may not rise as much as the value of funds that invest in companies with smaller market capitalizations. In addition, the value approach to investing involves the risk that stocks may remain undervalued. Value stocks may underperform the overall equity market while the market concentrates on growth stocks. The market values of securities or other assets will fluctuate, sometimes sharply and unpredictably, due to changes in general market conditions, overall economic trends or events, governmental actions or intervention, actions taken by the U.S. Federal Reserve or foreign central banks, market disruptions caused by trade disputes or other factors, political developments, armed conflicts, economic sanctions and countermeasures in

IV	BrandywineGLOBAL — Diversified US Large Cap Value Fund

response to sanctions, major cybersecurity events, investor sentiment, the global and domestic effects of a pandemic, and other factors that may or may not be related to the issuer of the security or other asset. Please see the Fund’s prospectus for a more complete discussion of these and other risks and the Fund’s investment strategies.

All investments are subject to risk including the possible loss of principal. Past performance is no guarantee of future results. All index performance reflects no deduction for fees, expenses or taxes. Please note that an investor cannot invest directly in an index.

[i]

The Russell 1000 Value Index measures the performance of the large-cap value segment of the U.S. equity universe. It includes those Russell 1000 Index companies with lower price-to-book ratios and lower expected growth values. (A price-to-book ratio is the price of a stock compared to the difference between a company’s assets and liabilities). The Russell 1000 Index measures the performance of the large-cap segment of the U.S. equity universe. It is a subset of the Russell 3000 Index and includes approximately 1,000 of the largest securities based on a combination of their market cap and current index membership. The Russell 1000 represents approximately 93% of the U.S. equity market. The Russell 3000 Index measures the performance of the 3,000 largest U.S. companies based on total market capitalization, which represents approximately 98% of the U.S. equity market.

ii

Lipper, Inc., a wholly-owned subsidiary of Refinitiv, provides independent insight on global collective investments. Returns are based on the six-month period ended March 31, 2023, including the reinvestment of all distributions, including returns of capital, if any, calculated among the 355 funds in the Fund’s Lipper category, and excluding sales charges, if any.

BrandywineGLOBAL — Diversified US Large Cap Value Fund	V

Fund at a glance† (unaudited)

Investment breakdown (%) as a percent of total investments

†

The bar graph above represents the composition of the Fund’s investments as of March 31, 2023 and September 30, 2022. The Fund is actively managed. As a result, the composition of the Fund’s investments is subject to change at any time.

BrandywineGLOBAL — Diversified US Large Cap Value Fund 2023 Semi-Annual Report	1

Fund expenses (unaudited)

Example

As a shareholder of the Fund, you may incur two types of costs: (1) transaction costs, including front-end and back-end sales charges (loads) on purchase payments; and (2) ongoing costs, including management fees; service and/or distribution (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

This example is based on an investment of $1,000 invested on October 1, 2022 and held for the six months ended March 31, 2023.

Actual expenses

The table below titled “Based on actual total return” provides information about actual account values and actual expenses. You may use the information provided in this table, together with the amount you invested, to estimate the expenses that you paid over the period. To estimate the expenses you paid on your account, divide your ending account value by $1,000 (for example, an $8,600 ending account value divided by $1,000 = 8.6), then multiply the result by the number under the heading entitled “Expenses Paid During the Period”.

Hypothetical example for comparison purposes

The table below titled “Based on hypothetical total return” provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio and an assumed rate of return of 5.00% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use the information provided in this table to compare the ongoing costs of investing in the Fund and other funds. To do so, compare the 5.00% hypothetical example relating to the Fund with the 5.00% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table below are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as front-end or back-end sales charges (loads). Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

Based on actual total return[1]						Based on hypothetical total return[1]
	Actual Total Return Without Sales Charge[2]	Beginning Account Value	Ending Account Value	Annualized Expense Ratio	Expenses Paid During the Period[3]		Hypothetical Annualized Total Return	Beginning Account Value	Ending Account Value	Annualized Expense Ratio	Expenses Paid During the Period[3]
Class A	14.33%	$1,000.00	$1,143.30	1.10%	$5.88	Class A	5.00%	$1,000.00	$1,019.45	1.10%	$5.54
Class C	13.91	1,000.00	1,139.10	1.82	9.71	Class C	5.00	1,000.00	1,015.86	1.82	9.15
Class R	14.20	1,000.00	1,142.00	1.35	7.21	Class R	5.00	1,000.00	1,018.20	1.35	6.79
Class I	14.54	1,000.00	1,145.40	0.80	4.28	Class I	5.00	1,000.00	1,020.94	0.80	4.03
Class IS	14.60	1,000.00	1,146.00	0.70	3.75	Class IS	5.00	1,000.00	1,021.44	0.70	3.53

2	BrandywineGLOBAL — Diversified US Large Cap Value Fund 2023 Semi-Annual Report

[1]	For the six months ended March 31, 2023.

[2]

Assumes the reinvestment of all distributions, including returns of capital, if any, at net asset value and does not reflect the deduction of the applicable sales charge with respect to Class A shares or the applicable contingent deferred sales charge (“CDSC”) with respect to Class C shares. Total return is not annualized, as it may not be representative of the total return for the year. Performance figures may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results.

[3]

Expenses (net of compensating balance arrangements, fee waivers and/or expense reimbursements) are equal to each class’ respective annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year (182), then divided by 365.

BrandywineGLOBAL — Diversified US Large Cap Value Fund 2023 Semi-Annual Report	3

Schedule of investments (unaudited)

March 31, 2023

BrandywineGLOBAL — Diversified US Large Cap Value Fund

(Percentages shown based on Fund net assets)

Security	Shares	Value
Common Stocks — 97.3%
Communication Services — 4.0%
Diversified Telecommunication Services — 1.5%
AT&T Inc.	141,200	$2,718,100
Frontier Communications Parent Inc.	4,800	109,296	*
Total Diversified Telecommunication Services		2,827,396
Media — 2.5%
Comcast Corp., Class A Shares	86,500	3,279,215
Fox Corp., Class A Shares	8,200	279,210
Interpublic Group of Cos. Inc.	7,700	286,748
Nexstar Media Group Inc., Class A Shares	700	120,862
Omnicom Group Inc.	5,200	490,568
Total Media		4,456,603
Total Communication Services		7,283,999
Consumer Discretionary — 6.5%
Automobile Components — 0.2%
BorgWarner Inc.	4,600	225,906
Lear Corp.	1,100	153,439
Total Automobile Components		379,345
Automobiles — 1.3%
Ford Motor Co.	94,500	1,190,700
General Motors Co.	28,100	1,030,708
Harley-Davidson Inc.	2,900	110,113
Total Automobiles		2,331,521
Broadline Retail — 0.0%††
Macy’s Inc.	4,800	83,952
Distributors — 0.2%
LKQ Corp.	7,200	408,672
Diversified Consumer Services — 0.2%
Service Corp. International	4,300	295,754
Hotels, Restaurants & Leisure — 0.1%
Boyd Gaming Corp.	2,000	128,240
Household Durables — 1.5%
DR Horton Inc.	8,700	849,903
Lennar Corp., Class A Shares	6,700	704,237
NVR Inc.	70	390,053	*
PulteGroup Inc.	6,600	384,648
Toll Brothers Inc.	1,100	66,033
TopBuild Corp.	300	62,442	*
Whirlpool Corp.	1,500	198,030
Total Household Durables		2,655,346

See Notes to Financial Statements.

4	BrandywineGLOBAL — Diversified US Large Cap Value Fund 2023 Semi-Annual Report

BrandywineGLOBAL — Diversified US Large Cap Value Fund

(Percentages shown based on Fund net assets)

Security	Shares	Value
Leisure Products — 0.1%
Brunswick Corp.	1,800	$147,600
Polaris Inc.	1,100	121,693
Total Leisure Products		269,293
Specialty Retail — 2.6%
AutoNation Inc.	2,000	268,720	*
Bath & Body Works Inc.	4,400	160,952
Best Buy Co. Inc.	4,400	344,388
Lowe’s Cos. Inc.	17,600	3,519,472
Penske Automotive Group Inc.	1,400	198,534
Williams-Sonoma Inc.	1,300	158,158
Total Specialty Retail		4,650,224
Textiles, Apparel & Luxury Goods — 0.3%
Capri Holdings Ltd.	2,700	126,900	*
Levi Strauss & Co., Class A Shares	1,900	34,637
Ralph Lauren Corp.	800	93,336
Skechers U.S.A. Inc., Class A Shares	2,600	123,552	*
Tapestry Inc.	4,600	198,306
Total Textiles, Apparel & Luxury Goods		576,731
Total Consumer Discretionary		11,779,078
Consumer Staples — 5.0%
Beverages — 0.1%
Molson Coors Beverage Co., Class B Shares	4,000	206,720
Consumer Staples Distribution & Retail — 0.7%
Kroger Co.	13,800	681,306
Walgreens Boots Alliance Inc.	16,400	567,112
Total Consumer Staples Distribution & Retail		1,248,418
Food Products — 1.7%
Archer-Daniels-Midland Co.	13,300	1,059,478
Conagra Brands Inc.	9,400	353,064
Darling Ingredients Inc.	3,200	186,880	*
Ingredion Inc.	1,300	132,249
Kellogg Co.	5,900	395,064
Kraft Heinz Co.	24,200	935,814
Total Food Products		3,062,549
Tobacco — 2.5%
Altria Group Inc.	34,700	1,548,314
Philip Morris International Inc.	29,300	2,849,425
Total Tobacco		4,397,739
Total Consumer Staples		8,915,426

See Notes to Financial Statements.

BrandywineGLOBAL — Diversified US Large Cap Value Fund 2023 Semi-Annual Report	5

Schedule of investments (unaudited) (cont’d)

March 31, 2023

BrandywineGLOBAL — Diversified US Large Cap Value Fund

(Percentages shown based on Fund net assets)

Security	Shares	Value
Energy — 11.5%
Energy Equipment & Services — 0.0%††
NOV Inc.	2,400	$44,424
Oil, Gas & Consumable Fuels — 11.5%
APA Corp.	6,500	234,390
Chevron Corp.	18,800	3,067,408
ConocoPhillips	24,600	2,440,566
Devon Energy Corp.	12,900	652,869
EOG Resources Inc.	13,900	1,593,357
Exxon Mobil Corp.	75,600	8,290,296
Kinder Morgan Inc.	44,300	775,693
Marathon Oil Corp.	13,700	328,252
Marathon Petroleum Corp.	2,800	377,524
Occidental Petroleum Corp.	17,900	1,117,497
ONEOK Inc.	7,900	501,966
PDC Energy Inc.	1,800	115,524
Range Resources Corp.	4,600	121,762
Valero Energy Corp.	7,800	1,088,880
Total Oil, Gas & Consumable Fuels		20,705,984
Total Energy		20,750,408
Financials — 22.4%
Banks — 8.7%
Bank of America Corp.	162,600	4,650,360
BOK Financial Corp.	1,300	109,733
Citigroup Inc.	19,200	900,288
Commerce Bancshares Inc.	2,410	140,624
East-West Bancorp Inc.	2,700	149,850
Fifth Third Bancorp	13,500	359,640
Huntington Bancshares Inc.	28,500	319,200
JPMorgan Chase & Co.	58,000	7,557,980
PNC Financial Services Group Inc.	8,000	1,016,800
Prosperity Bancshares Inc.	1,800	110,736
Regions Financial Corp.	18,400	341,504
Total Banks		15,656,715
Capital Markets — 4.6%
Ameriprise Financial Inc.	2,000	613,000
Bank of New York Mellon Corp.	16,700	758,848
Goldman Sachs Group Inc.	6,700	2,191,637
Invesco Ltd.	9,000	147,600
Jefferies Financial Group Inc.	5,100	161,874
Morgan Stanley	33,400	2,932,520

See Notes to Financial Statements.

6	BrandywineGLOBAL — Diversified US Large Cap Value Fund 2023 Semi-Annual Report

BrandywineGLOBAL — Diversified US Large Cap Value Fund

(Percentages shown based on Fund net assets)

Security	Shares	Value
Capital Markets — continued
Northern Trust Corp.	3,900	$343,707
SEI Investments Co.	2,700	155,385
State Street Corp.	6,900	522,261
T. Rowe Price Group Inc.	4,300	485,470
Total Capital Markets		8,312,302
Consumer Finance — 1.9%
American Express Co.	14,500	2,391,775
Capital One Financial Corp.	2,300	221,168
Discover Financial Services	5,600	553,504
Synchrony Financial	8,600	250,088
Total Consumer Finance		3,416,535
Financial Services — 1.2%
Equitable Holdings Inc.	8,300	210,737
Fiserv Inc.	10,100	1,141,603	*
FleetCor Technologies Inc.	1,400	295,190	*
Global Payments Inc.	2,600	273,624
Voya Financial Inc.	2,600	185,796
Total Financial Services		2,106,950
Insurance — 6.0%
Aflac Inc.	13,000	838,760
Allstate Corp.	5,500	609,455
American Financial Group Inc.	1,500	182,250
American International Group Inc.	7,300	367,628
Arch Capital Group Ltd.	7,500	509,025	*
Chubb Ltd.	8,400	1,631,112
Cincinnati Financial Corp.	3,100	347,448
Everest Re Group Ltd.	800	286,416
Fidelity National Financial Inc.	5,400	188,622
First American Financial Corp.	2,000	111,320
Globe Life Inc.	1,700	187,034
Hartford Financial Services Group Inc.	6,700	466,923
Loews Corp.	5,000	290,100
Markel Corp.	280	357,675	*
MetLife Inc.	16,900	979,186
Old Republic International Corp.	6,000	149,820
Principal Financial Group Inc.	5,200	386,464
Prudential Financial Inc.	7,400	612,276
Reinsurance Group of America Inc.	1,200	159,312
RenaissanceRe Holdings Ltd.	800	160,272
Travelers Cos. Inc.	8,800	1,508,408

See Notes to Financial Statements.

BrandywineGLOBAL — Diversified US Large Cap Value Fund 2023 Semi-Annual Report	7

Schedule of investments (unaudited) (cont’d)

March 31, 2023

BrandywineGLOBAL — Diversified US Large Cap Value Fund

(Percentages shown based on Fund net assets)

Security	Shares	Value
Insurance — continued
Unum Group	4,000	$158,240
WR Berkley Corp.	5,200	323,752
Total Insurance		10,811,498
Total Financials		40,304,000
Health Care — 20.6%
Biotechnology — 6.6%
AbbVie Inc.	35,000	5,577,950
Amgen Inc.	10,500	2,538,375
Biogen Inc.	1,900	528,257	*
Gilead Sciences Inc.	24,800	2,057,656
Moderna Inc.	7,600	1,167,208	*
Total Biotechnology		11,869,446
Health Care Equipment & Supplies — 0.2%
Hologic Inc.	4,500	363,150	*
Health Care Providers & Services — 7.0%
AmerisourceBergen Corp.	4,900	784,539
Cardinal Health Inc.	5,100	385,050
Cigna Group	6,500	1,660,945
CVS Health Corp.	25,100	1,865,181
DaVita Inc.	900	72,999	*
Elevance Health Inc.	5,900	2,712,879
HCA Healthcare Inc.	8,000	2,109,440
Henry Schein Inc.	2,600	212,004	*
Laboratory Corp. of America Holdings	2,400	550,608
McKesson Corp.	4,000	1,424,200
Molina Healthcare Inc.	600	160,494	*
Quest Diagnostics Inc.	3,300	466,884
Universal Health Services Inc., Class B Shares	1,800	228,780
Total Health Care Providers & Services		12,634,003
Life Sciences Tools & Services — 0.1%
Bio-Rad Laboratories Inc., Class A Shares	500	239,510	*
Pharmaceuticals — 6.7%
Bristol-Myers Squibb Co.	41,900	2,904,089
Merck & Co. Inc.	43,300	4,606,687
Pfizer Inc.	111,100	4,532,880
Total Pharmaceuticals		12,043,656
Total Health Care		37,149,765

See Notes to Financial Statements.

8	BrandywineGLOBAL — Diversified US Large Cap Value Fund 2023 Semi-Annual Report

BrandywineGLOBAL — Diversified US Large Cap Value Fund

(Percentages shown based on Fund net assets)

Security	Shares	Value
Industrials — 8.5%
Aerospace & Defense — 0.3%
Huntington Ingalls Industries Inc.	800	$165,616
Textron Inc.	5,600	395,528
Total Aerospace & Defense		561,144
Air Freight & Logistics — 2.5%
CH Robinson Worldwide Inc.	2,400	238,488
Expeditors International of Washington Inc.	3,200	352,384
FedEx Corp.	5,000	1,142,450
United Parcel Service Inc., Class B Shares	14,400	2,793,456
Total Air Freight & Logistics		4,526,778
Building Products — 1.0%
Builders FirstSource Inc.	2,900	257,462	*
Carlisle Cos. Inc.	1,000	226,070
Carrier Global Corp.	14,300	654,225
Fortune Brands Innovations Inc.	2,600	152,698
Masco Corp.	6,300	313,236
Owens Corning	2,600	249,080
Total Building Products		1,852,771
Electrical Equipment — 0.1%
Regal Rexnord Corp.	400	56,292
Sensata Technologies Holding PLC	3,000	150,060
Total Electrical Equipment		206,352
Ground Transportation — 0.7%
Avis Budget Group Inc.	400	77,920	*
CSX Corp.	20,300	607,782
Knight-Swift Transportation Holdings Inc.	3,200	181,056
Landstar System Inc.	700	125,482
U-Haul Holding Co.	400	23,860
U-Haul Holding Co., Non Voting Shares	3,900	202,215
Total Ground Transportation		1,218,315
Machinery — 3.3%
AGCO Corp.	1,400	189,280
Caterpillar Inc.	5,100	1,167,084
Cummins Inc.	2,800	668,864
Deere & Co.	3,000	1,238,640
Dover Corp.	2,400	364,656
Oshkosh Corp.	1,000	83,180
PACCAR Inc.	10,350	757,620
Parker-Hannifin Corp.	2,600	873,886

See Notes to Financial Statements.

BrandywineGLOBAL — Diversified US Large Cap Value Fund 2023 Semi-Annual Report	9

Schedule of investments (unaudited) (cont’d)

March 31, 2023

BrandywineGLOBAL — Diversified US Large Cap Value Fund

(Percentages shown based on Fund net assets)

Security	Shares	Value
Machinery — continued
Pentair PLC	3,300	$182,391
Snap-on Inc.	1,300	320,957
Total Machinery		5,846,558
Professional Services — 0.3%
CACI International Inc., Class A Shares	300	88,884	*
Concentrix Corp.	1,000	121,550
Leidos Holdings Inc.	2,700	248,562
Robert Half International Inc.	1,100	88,627
Total Professional Services		547,623
Trading Companies & Distributors — 0.3%
United Rentals Inc.	1,300	514,488
Total Industrials		15,274,029
Information Technology — 10.4%
Communications Equipment — 2.4%
Cisco Systems Inc.	81,200	4,244,730
Electronic Equipment, Instruments & Components — 0.7%
Arrow Electronics Inc.	1,800	224,766	*
Corning Inc.	16,700	589,176
Jabil Inc.	3,700	326,192
TD SYNNEX Corp.	1,800	174,222
Total Electronic Equipment, Instruments & Components		1,314,356
IT Services — 1.3%
Cognizant Technology Solutions Corp., Class A Shares	3,100	188,883
DXC Technology Co.	4,500	115,020	*
International Business Machines Corp.	16,000	2,097,440
Total IT Services		2,401,343
Semiconductors & Semiconductor Equipment — 5.0%
Applied Materials Inc.	16,700	2,051,261
KLA Corp.	2,500	997,925
Lam Research Corp.	2,700	1,431,324
Micron Technology Inc.	21,500	1,297,310
QUALCOMM Inc.	22,100	2,819,518
Skyworks Solutions Inc.	3,200	377,536
Total Semiconductors & Semiconductor Equipment		8,974,874
Technology Hardware, Storage & Peripherals — 1.0%
Dell Technologies Inc., Class C Shares	4,600	184,966
Hewlett Packard Enterprise Co.	31,600	503,388

See Notes to Financial Statements.

10	BrandywineGLOBAL — Diversified US Large Cap Value Fund 2023 Semi-Annual Report

BrandywineGLOBAL — Diversified US Large Cap Value Fund

(Percentages shown based on Fund net assets)

Security	Shares	Value
Technology Hardware, Storage & Peripherals — continued
HP Inc.	31,100	$912,785
NetApp Inc.	4,000	255,400
Total Technology Hardware, Storage & Peripherals		1,856,539
Total Information Technology		18,791,842
Materials — 4.1%
Chemicals — 1.5%
Albemarle Corp.	1,200	265,248
CF Industries Holdings Inc.	3,900	282,711
Dow Inc.	13,400	734,588
Eastman Chemical Co.	2,300	193,982
FMC Corp.	2,300	280,899
Huntsman Corp.	2,200	60,192
LyondellBasell Industries NV, Class A Shares	6,500	610,285
Mosaic Co.	3,400	155,992
Olin Corp.	2,700	149,850
Total Chemicals		2,733,747
Containers & Packaging — 0.8%
Amcor PLC	38,400	436,992
Berry Global Group Inc.	2,400	141,360
Crown Holdings Inc.	3,300	272,943
Graphic Packaging Holding Co.	6,000	152,940
Packaging Corp. of America	2,300	319,309
Sonoco Products Co.	1,800	109,800
Total Containers & Packaging		1,433,344
Metals & Mining — 1.8%
Freeport-McMoRan Inc.	27,400	1,120,934
Nucor Corp.	7,200	1,112,184
Reliance Steel & Aluminum Co.	1,400	359,436
Steel Dynamics Inc.	5,100	576,606
United States Steel Corp.	4,600	120,060
Total Metals & Mining		3,289,220
Total Materials		7,456,311
Real Estate — 0.4%
Real Estate Management & Development — 0.4%
CBRE Group Inc., Class A Shares	6,200	451,422	*
Jones Lang LaSalle Inc.	1,300	189,137	*
Total Real Estate		640,559

See Notes to Financial Statements.

BrandywineGLOBAL — Diversified US Large Cap Value Fund 2023 Semi-Annual Report	11

Schedule of investments (unaudited) (cont’d)

March 31, 2023

BrandywineGLOBAL — Diversified US Large Cap Value Fund

(Percentages shown based on Fund net assets)

Security		Shares	Value
Utilities — 3.9%
Electric Utilities — 2.6%
Alliant Energy Corp.		4,800	$256,320
Duke Energy Corp.		14,600	1,408,462
Edison International		6,700	472,953
Evergy Inc.		4,400	268,928
Eversource Energy		6,000	469,560
Exelon Corp.		23,600	988,604
OGE Energy Corp.		4,000	150,640
Pinnacle West Capital Corp.		2,300	182,252
PPL Corp.		14,500	402,955
Total Electric Utilities			4,600,674
Gas Utilities — 0.1%
National Fuel Gas Co.		1,400	80,836
UGI Corp.		4,100	142,516
Total Gas Utilities			223,352
Independent Power and Renewable Electricity Producers — 0.1%
Vistra Corp.		8,700	208,800
Multi-Utilities — 1.1%
CenterPoint Energy Inc.		6,200	182,652
Public Service Enterprise Group Inc.		12,600	786,870
Sempra Energy		6,200	937,192
Total Multi-Utilities			1,906,714
Total Utilities			6,939,540
Total Common Stocks (Cost — $143,602,656)			175,284,957
Investments in Underlying Funds — 1.9%
iShares Trust — iShares Russell 1000 Value ETF (Cost — $3,291,700)		22,100	3,364,946
Total Investments before Short-Term Investments (Cost — $146,894,356)			178,649,903

	Rate
Short-Term Investments — 0.8%
Western Asset Premier Institutional U.S. Treasury Reserves, Premium Shares (Cost — $1,421,122)	4.617%	1,421,122	1,421,122	(a)(b)
Total Investments — 100.0% (Cost — $148,315,478)			180,071,025
Other Assets in Excess of Liabilities — 0.0%††			8,181
Total Net Assets — 100.0%			$180,079,206

See Notes to Financial Statements.

12	BrandywineGLOBAL — Diversified US Large Cap Value Fund 2023 Semi-Annual Report

BrandywineGLOBAL — Diversified US Large Cap Value Fund

††	Represents less than 0.1%.

*	Non-income producing security.

(a)	Rate shown is one-day yield as of the end of the reporting period.

(b)

In this instance, as defined in the Investment Company Act of 1940, an “Affiliated Company” represents Fund ownership of at least 5% of the outstanding voting securities of an issuer, or a company which is under common ownership or control with the Fund. At March 31, 2023, the total market value of investments in Affiliated Companies was $1,421,122 and the cost was $1,421,122 (Note 8).

Abbreviation(s) used in this schedule:

ETF	— Exchange-Traded Fund

See Notes to Financial Statements.

BrandywineGLOBAL — Diversified US Large Cap Value Fund 2023 Semi-Annual Report	13

Statement of assets and liabilities (unaudited)

March 31, 2023

Assets:
Investments in unaffiliated securities, at value (Cost — $146,894,356)	$178,649,903
Investments in affiliated securities, at value (Cost — $1,421,122)	1,421,122
Receivable for securities sold	6,842,459
Receivable for Fund shares sold	722,919
Dividends receivable from unaffiliated investments	234,783
Dividends receivable from affiliated investments	4,084
Prepaid expenses	33,787
Total Assets	187,909,057

Liabilities:
Payable for securities purchased	7,365,471
Payable for Fund shares repurchased	283,185
Investment management fee payable	80,600
Service and/or distribution fees payable	13,817
Trustees’ fees payable	4,766
Accrued expenses	82,012
Total Liabilities	7,829,851
Total Net Assets	$180,079,206

Net Assets:
Par value (Note 7)	$103
Paid-in capital in excess of par value	137,363,008
Total distributable earnings (loss)	42,716,095
Total Net Assets	$180,079,206

See Notes to Financial Statements.

14	BrandywineGLOBAL — Diversified US Large Cap Value Fund 2023 Semi-Annual Report

Net Assets:
Class A	$57,413,522
Class C	$2,067,069
Class R	$192,593
Class I	$20,410,411
Class IS	$99,995,611

Shares Outstanding:
Class A	3,280,333
Class C	119,827
Class R	11,006
Class I	1,165,216
Class IS	5,708,725

Net Asset Value:
Class A (and redemption price)	$17.50
Class C*	$17.25
Class R (and redemption price)	$17.50
Class I (and redemption price)	$17.52
Class IS (and redemption price)	$17.52
Maximum Public Offering Price Per Share:
Class A (based on maximum initial sales charge of 5.50%)	$18.52

*	Redemption price per share is NAV of Class C shares reduced by a 1.00% CDSC if shares are redeemed within one year from purchase payment (Note 2).

See Notes to Financial Statements.

BrandywineGLOBAL — Diversified US Large Cap Value Fund 2023 Semi-Annual Report	15

Statement of operations (unaudited)

For the Six Months Ended March 31, 2023

Investment Income:
Dividends from unaffiliated investments	$2,503,531
Dividends from affiliated investments	29,466
Total Investment Income	2,532,997

Expenses:
Investment management fee (Note 2)	581,892
Service and/or distribution fees (Notes 2 and 5)	77,205
Transfer agent fees (Note 5)	55,757
Registration fees	46,311
Fund accounting fees	33,826
Audit and tax fees	17,169
Legal fees	16,862
Shareholder reports	8,670
Trustees’ fees	6,557
Commitment fees (Note 9)	740
Custody fees	646
Fees recaptured by investment manager (Note 2)	639
Insurance	574
Miscellaneous expenses	4,694
Total Expenses	851,542
Less: Fee waivers and/or expense reimbursements (Notes 2 and 5)	(95,600)
Net Expenses	755,942
Net Investment Income	1,777,055

Realized and Unrealized Gain on Investments (Notes 1, 3 and 10):
Net Realized Gain From Unaffiliated Investment Transactions	5,573,671
Change in Net Unrealized Appreciation (Depreciation) From Unaffiliated Investments	15,366,102
Net Gain on Investments	20,939,773
Increase in Net Assets From Operations	$22,716,828

See Notes to Financial Statements.

16	BrandywineGLOBAL — Diversified US Large Cap Value Fund 2023 Semi-Annual Report

Statements of changes in net assets

For the Six Months Ended March 31, 2023 (unaudited) and the Year Ended September 30, 2022	2023	2022

Operations:
Net investment income	$1,777,055	$4,604,696
Net realized gain	5,573,671	38,565,825
Change in net unrealized appreciation (depreciation)	15,366,102	(58,381,319)
Increase (Decrease) in Net Assets From Operations	22,716,828	(15,210,798)

Distributions to Shareholders From (Notes 1 and 6):
Total distributable earnings	(21,749,807)	(35,986,835)
Decrease in Net Assets From Distributions to Shareholders	(21,749,807)	(35,986,835)

Fund Share Transactions (Note 7):
Net proceeds from sale of shares	27,819,608	77,620,322
Reinvestment of distributions	21,672,892	35,906,512
Cost of shares repurchased	(29,073,323)	(161,429,928)
Shares redeemed in-kind (Note 10)	—	(53,910,762)
Increase (Decrease) in Net Assets From Fund Share Transactions	20,419,177	(101,813,856)
Increase (Decrease) in Net Assets	21,386,198	(153,011,489)

Net Assets:
Beginning of period	158,693,008	311,704,497
End of period	$180,079,206	$158,693,008

See Notes to Financial Statements.

BrandywineGLOBAL — Diversified US Large Cap Value Fund 2023 Semi-Annual Report	17

Financial highlights

For a share of each class of beneficial interest outstanding throughout each year ended September 30, unless otherwise noted:
Class A Shares[1]	2023[2]	2022	2021	2020	2019	2018

Net asset value, beginning of period	$17.35	$21.65	$16.66	$19.77	$21.85	$21.07

Income (loss) from operations:
Net investment income	0.16	0.29	0.25	0.31	0.32	0.26
Net realized and unrealized gain (loss)	2.41	(2.08)	6.00	(1.31)	(0.52)	2.19
Total income (loss) from operations	2.57	(1.79)	6.25	(1.00)	(0.20)	2.45

Less distributions from:
Net investment income	(0.31)	(0.16)	(0.37)	(0.49)	(0.29)	(0.32)
Net realized gains	(2.11)	(2.35)	(0.89)	(1.62)	(1.59)	(1.35)
Total distributions	(2.42)	(2.51)	(1.26)	(2.11)	(1.88)	(1.67)

Net asset value, end of period	$17.50	$17.35	$21.65	$16.66	$19.77	$21.85
Total return[3]	14.33%	(9.62)%	38.09%	(6.24)%	(0.36)%	12.12%

Net assets, end of period (000s)	$57,414	$43,784	$44,626	$1,361	$2,440	$1,972

Ratios to average net assets:
Gross expenses	1.21%[4]	1.18%	1.18%	1.18%[5]	1.13%[5]	1.13%[5]
Net expenses[6,7,8]	1.10 [4]	1.10	1.09	1.10 [5]	1.10 [5]	1.10 [5]
Net investment income	1.74 [4]	1.45	1.16	1.76	1.68	1.23

Portfolio turnover rate	34%	62%[9]	75%[9]	54%	51%[9]	46%

[1]	Per share amounts have been calculated using the average shares method.

[2]	For the six months ended March 31, 2023 (unaudited).

[3]

Performance figures, exclusive of sales charges, may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[4]	Annualized.

[5]	Reflects recapture of fees waived and/or expenses reimbursed from prior fiscal years.

[6]	Reflects fee waivers and/or expense reimbursements.

[7]

As a result of an expense limitation arrangement, the ratio of total annual fund operating expenses, other than interest, brokerage commissions, dividend expense on short sales, taxes, extraordinary expenses and acquired fund fees and expenses, to average net assets of Class A shares did not exceed 1.15%. This expense limitation arrangement cannot be terminated prior to December 31, 2024 without the Board of Trustees’ consent. In addition, the manager has agreed to waive the Fund’s management fee to an extent sufficient to offset the net management fee payable in connection with any investment in an affiliated money market fund.

[8]

As a result of a voluntary expense limitation arrangement, the ratio of total annual fund operating expenses, other than interest, brokerage commissions, dividend expense on short sales, taxes, extraordinary expenses and acquired fund fees and expenses, to average net assets of Class A shares did not exceed 1.10%. This expense limitation arrangement is expected to continue until December 31, 2024, but may be terminated at any time by the manager.

[9]	Excludes securities delivered as a result of a redemption in-kind.

See Notes to Financial Statements.

18	BrandywineGLOBAL — Diversified US Large Cap Value Fund 2023 Semi-Annual Report

For a share of each class of beneficial interest outstanding throughout each year ended September 30, unless otherwise noted:
Class C Shares[1]	2023[2]	2022	2021	2020		2019	2018

Net asset value, beginning of period	$17.18	$21.48	$16.61	$19.21		$21.50	$20.79

Income (loss) from operations:
Net investment income	0.10	0.15	0.10	0.31	[3]	0.18	0.09
Net realized and unrealized gain (loss)	2.39	(2.07)	5.96	(1.29)		(0.56)	2.17
Total income (loss) from operations	2.49	(1.92)	6.06	(0.98)		(0.38)	2.26

Less distributions from:
Net investment income	(0.31)	(0.03)	(0.30)	—		(0.32)	(0.20)
Net realized gains	(2.11)	(2.35)	(0.89)	(1.62)		(1.59)	(1.35)
Total distributions	(2.42)	(2.38)	(1.19)	(1.62)		(1.91)	(1.55)

Net asset value, end of period	$17.25	$17.18	$21.48	$16.61		$19.21	$21.50
Total return[4]	13.91%	(10.22)%	37.16%	(6.06)%[3]		(1.29)%	11.28%

Net assets, end of period (000s)	$2,067	$411	$127	$141		$213	$288

Ratios to average net assets:
Gross expenses	1.93%[5,6]	1.98%	2.21%	2.34%[6]		1.89%[6]	2.04%[6]
Net expenses[7,8,9]	1.82 [5,6]	1.85	1.85	1.08	[3,6]	1.85 [6]	1.85 [6]
Net investment income	1.07 [5]	0.76	0.50	1.81	[3]	0.96	0.42

Portfolio turnover rate	34%	62%[10]	75%[10]	54%		51%[10]	46%

[1]	Per share amounts have been calculated using the average shares method.

[2]	For the six months ended March 31, 2023 (unaudited).

[3]

Ratios and total return for Class C for the year ended September 30, 2020 reflect prior period 12b-1 fee reimbursements. If these reimbursements were not included, net investment income per share would have been $0.20, total return would have been (6.80)% and the net expense and net investment income ratios would have been 1.71% and 1.18%, respectively.

[4]

Performance figures, exclusive of CDSC, may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[5]	Annualized.

[6]	Reflects recapture of fees waived and/or expenses reimbursed from prior fiscal years.

[7]	Reflects fee waivers and/or expense reimbursements.

[8]

As a result of an expense limitation arrangement, the ratio of total annual fund operating expenses, other than interest, brokerage commissions, dividend expense on short sales, taxes, extraordinary expenses and acquired fund fees and expenses, to average net assets of Class C shares did not exceed 1.90%. This expense limitation arrangement cannot be terminated prior to December 31, 2024 without the Board of Trustees’ consent. In addition, the manager has agreed to waive the Fund’s management fee to an extent sufficient to offset the net management fee payable in connection with any investment in an affiliated money market fund.

[9]

As a result of a voluntary expense limitation arrangement, the ratio of total annual fund operating expenses, other than interest, brokerage commissions, dividend expense on short sales, taxes, extraordinary expenses and acquired fund fees and expenses, to average net assets of Class C shares did not exceed 1.85%. This expense limitation arrangement is expected to continue until December 31, 2024, but may be terminated at any time by the manager.

[10]	Excludes securities delivered as a result of a redemption in-kind.

See Notes to Financial Statements.

BrandywineGLOBAL — Diversified US Large Cap Value Fund 2023 Semi-Annual Report	19

Financial highlights (cont’d)

For a share of each class of beneficial interest outstanding throughout each year ended September 30, unless otherwise noted:
Class R Shares[1]	2023[2]	2022	2021	2020	2019	2018

Net asset value, beginning of period	$17.33	$21.53	$16.58	$19.70	$21.80	$21.01

Income (loss) from operations:
Net investment income	0.14	0.24	0.20	0.27	0.28	0.20
Net realized and unrealized gain (loss)	2.41	(2.09)	5.97	(1.30)	(0.53)	2.20
Total income (loss) from operations	2.55	(1.85)	6.17	(1.03)	(0.25)	2.40

Less distributions from:
Net investment income	(0.27)	(0.00)3	(0.33)	(0.47)	(0.26)	(0.26)
Net realized gains	(2.11)	(2.35)	(0.89)	(1.62)	(1.59)	(1.35)
Total distributions	(2.38)	(2.35)	(1.22)	(2.09)	(1.85)	(1.61)

Net asset value, end of period	$17.50	$17.33	$21.53	$16.58	$19.70	$21.80
Total return[4]	14.20%	(9.83)%	37.74%	(6.44)%	(0.62)%	11.89%

Net assets, end of period (000s)	$193	$146	$198	$118	$107	$68

Ratios to average net assets:
Gross expenses	1.58%[5]	1.59%	1.62%	1.68%	1.58%[6]	1.39%[6]
Net expenses[7,8,9]	1.355	1.35	1.35	1.35	1.356	1.356
Net investment income	1.485	1.19	0.97	1.55	1.44	0.93

Portfolio turnover rate	34%	62%[10]	75%[10]	54%	51%[10]	46%

[1]	Per share amounts have been calculated using the average shares method.

[2]	For the six months ended March 31, 2023 (unaudited).

[3]	Amount represents less than $0.005 or greater than $(0.005) per share.

[4]

Performance figures may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[5]	Annualized.

[6]	Reflects recapture of fees waived and/or expenses reimbursed from prior fiscal years.

[7]	Reflects fee waivers and/or expense reimbursements.

[8]

As a result of an expense limitation arrangement, the ratio of total annual fund operating expenses, other than interest, brokerage commissions, dividend expense on short sales, taxes, extraordinary expenses and acquired fund fees and expenses, to average net assets of Class R shares did not exceed 1.40%. This expense limitation arrangement cannot be terminated prior to December 31, 2024 without the Board of Trustees’ consent. In addition, the manager has agreed to waive the Fund’s management fee to an extent sufficient to offset the net management fee payable in connection with any investment in an affiliated money market fund.

[9]

As a result of a voluntary expense limitation arrangement, the ratio of total annual fund operating expenses, other than interest, brokerage commissions, dividend expense on short sales, taxes, extraordinary expenses and acquired fund fees and expenses, to average net assets of Class R shares did not exceed 1.35%. This expense limitation arrangement is expected to continue until December 31, 2024, but may be terminated at any time by the manager.

[10]	Excludes securities delivered as a result of a redemption in-kind.

See Notes to Financial Statements.

20	BrandywineGLOBAL — Diversified US Large Cap Value Fund 2023 Semi-Annual Report

For a share of each class of beneficial interest outstanding throughout each year ended September 30, unless otherwise noted:
Class I Shares[1]	2023[2]	2022	2021	2020	2019	2018

Net asset value, beginning of period	$17.37	$21.66	$16.70	$19.79	$21.88	$21.10

Income (loss) from operations:
Net investment income	0.19	0.35	0.32	0.37	0.37	0.34
Net realized and unrealized gain (loss)	2.43	(2.09)	6.00	(1.31)	(0.52)	2.17
Total income (loss) from operations	2.62	(1.74)	6.32	(0.94)	(0.15)	2.51

Less distributions from:
Net investment income	(0.36)	(0.20)	(0.47)	(0.53)	(0.35)	(0.38)
Net realized gains	(2.11)	(2.35)	(0.89)	(1.62)	(1.59)	(1.35)
Total distributions	(2.47)	(2.55)	(1.36)	(2.15)	(1.94)	(1.73)

Net asset value, end of period	$17.52	$17.37	$21.66	$16.70	$19.79	$21.88
Total return[3]	14.54%	(9.34)%	38.51%	(5.93)%	(0.10)%	12.48%

Net assets, end of period (000s)	$20,410	$20,648	$9,048	$3,630	$4,743	$19,444

Ratios to average net assets:
Gross expenses	0.91%[4]	0.88%	0.84%	0.85%[5]	0.83%[5]	0.85%[5]
Net expenses[6,7]	0.80 [4]	0.80	0.80	0.80 [5]	0.80 [5]	0.80 [5]
Net investment income	2.02 [4]	1.77	1.54	2.09	1.92	1.59

Portfolio turnover rate	34%	62%[8]	75%[8]	54%	51%[8]	46%

[1]	Per share amounts have been calculated using the average shares method.

[2]	For the six months ended March 31, 2023 (unaudited).

[3]

Performance figures may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[4]	Annualized.

[5]	Reflects recapture of fees waived and/or expenses reimbursed from prior fiscal years.

[6]	Reflects fee waivers and/or expense reimbursements.

[7]

As a result of an expense limitation arrangement, the ratio of total annual fund operating expenses, other than interest, brokerage commissions, dividend expense on short sales, taxes, extraordinary expenses and acquired fund fees and expenses, to average net assets of Class I shares did not exceed 0.80%. This expense limitation arrangement cannot be terminated prior to December 31, 2024 without the Board of Trustees’ consent. In addition, the manager has agreed to waive the Fund’s management fee to an extent sufficient to offset the net management fee payable in connection with any investment in an affiliated money market fund.

[8]	Excludes securities delivered as a result of a redemption in-kind.

See Notes to Financial Statements.

BrandywineGLOBAL — Diversified US Large Cap Value Fund 2023 Semi-Annual Report	21

Financial highlights (cont’d)

For a share of each class of beneficial interest outstanding throughout each year ended September 30, unless otherwise noted:
Class IS Shares[1]	2023[2]	2022	2021	2020	2019	2018

Net asset value, beginning of period	$17.39	$21.66	$16.71	$19.82	$21.91	$21.11

Income (loss) from operations:
Net investment income	0.20	0.36	0.33	0.38	0.40	0.34
Net realized and unrealized gain (loss)	2.42	(2.07)	6.01	(1.30)	(0.53)	2.20
Total income (loss) from operations	2.62	(1.71)	6.34	(0.92)	(0.13)	2.54

Less distributions from:
Net investment income	(0.38)	(0.21)	(0.50)	(0.57)	(0.37)	(0.39)
Net realized gains	(2.11)	(2.35)	(0.89)	(1.62)	(1.59)	(1.35)
Total distributions	(2.49)	(2.56)	(1.39)	(2.19)	(1.96)	(1.74)

Net asset value, end of period	$17.52	$17.39	$21.66	$16.71	$19.82	$21.91
Total return[3]	14.60%	(9.25)%	38.64%	(5.82)%	0.01%	12.60%

Net assets, end of period (000s)	$99,996	$93,704	$257,706	$424,811	$592,807	$938,134

Ratios to average net assets:
Gross expenses	0.80%[4]	0.75%	0.72%	0.73%[5]	0.72%[5]	0.72%[5]
Net expenses[6,7]	0.70 [4]	0.70	0.70	0.70 [5]	0.70 [5]	0.70 [5]
Net investment income	2.13 [4]	1.73	1.62	2.17	2.08	1.61

Portfolio turnover rate	34%	62%[8]	75%[8]	54%	51%[8]	46%

[1]	Per share amounts have been calculated using the average shares method.

[2]	For the six months ended March 31, 2023 (unaudited).

[3]

Performance figures may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[4]	Annualized.

[5]	Reflects recapture of fees waived and/or expenses reimbursed from prior fiscal years.

[6]	Reflects fee waivers and/or expense reimbursements.

[7]

As a result of an expense limitation arrangement, the ratio of total annual fund operating expenses, other than interest, brokerage commissions, dividend expense on short sales, taxes, extraordinary expenses and acquired fund fees and expenses, to average net assets of Class IS shares did not exceed 0.70%. In addition, the ratio of total annual fund operating expenses for Class IS shares did not exceed the ratio of total annual fund operating expenses for Class I shares. These expense limitation arrangements cannot be terminated prior to December 31, 2024 without the Board of Trustees’ consent. In addition, the manager has agreed to waive the Fund’s management fee to an extent sufficient to offset the net management fee payable in connection with any investment in an affiliated money market fund.

[8]	Excludes securities delivered as a result of a redemption in-kind.

See Notes to Financial Statements.

22	BrandywineGLOBAL — Diversified US Large Cap Value Fund 2023 Semi-Annual Report

Notes to financial statements (unaudited)

1. Organization and significant accounting policies

BrandywineGLOBAL — Diversified US Large Cap Value Fund (the “Fund”) is a separate diversified investment series of Legg Mason Global Asset Management Trust (the “Trust”). The Trust, a Maryland statutory trust, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.

The Fund follows the accounting and reporting guidance in Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946, Financial Services – Investment Companies (“ASC 946”). The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”), including, but not limited to, ASC 946. Estimates and assumptions are required to be made regarding assets, liabilities and changes in net assets resulting from operations when financial statements are prepared. Changes in the economic environment, financial markets and any other parameters used in determining these estimates could cause actual results to differ. Subsequent events have been evaluated through the date the financial statements were issued.

(a) Investment valuation. Equity securities, including exchange-traded funds (“ETF”), for which market quotations are available are valued at the last reported sales price or official closing price on the primary market or exchange on which they trade. The valuations for fixed income securities (which may include, but are not limited to, corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and certain derivative instruments are typically the prices supplied by independent third party pricing services, which may use market prices or broker/dealer quotations or a variety of valuation techniques and methodologies. The independent third party pricing services typically use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar securities. Investments in open-end funds are valued at the closing net asset value per share of each fund on the day of valuation. When the Fund holds securities or other assets that are denominated in a foreign currency, the Fund will normally use the currency exchange rates as of 4:00 p.m. (Eastern Time). If independent third party pricing services are unable to supply prices for a portfolio investment, or if the prices supplied are deemed by the manager to be unreliable, the market price may be determined by the manager using quotations from one or more broker/dealers or at the transaction price if the security has recently been purchased and no value has yet been obtained from a pricing service or pricing broker. When reliable prices are not readily available, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund values these securities as determined in accordance with procedures approved by the Fund’s Board of Trustees.

Pursuant to policies adopted by the Board of Trustees, the Fund’s manager has been designated as the valuation designee and is responsible for the oversight of the daily

BrandywineGLOBAL — Diversified US Large Cap Value Fund 2023 Semi-Annual Report	23

Notes to financial statements (unaudited) (cont’d)

valuation process. The Fund’s manager is assisted by the Global Fund Valuation Committee (the “Valuation Committee”). The Valuation Committee is responsible for making fair value determinations, evaluating the effectiveness of the Fund’s pricing policies, and reporting to the Fund’s manager and the Board of Trustees. When determining the reliability of third party pricing information for investments owned by the Fund, the Valuation Committee, among other things, conducts due diligence reviews of pricing vendors, monitors the daily change in prices and reviews transactions among market participants.

The Valuation Committee will consider pricing methodologies it deems relevant and appropriate when making fair value determinations. Examples of possible methodologies include, but are not limited to, multiple of earnings; discount from market of a similar freely traded security; discounted cash-flow analysis; book value or a multiple thereof; risk premium/yield analysis; yield to maturity; and/or fundamental investment analysis. The Valuation Committee will also consider factors it deems relevant and appropriate in light of the facts and circumstances. Examples of possible factors include, but are not limited to, the type of security; the issuer’s financial statements; the purchase price of the security; the discount from market value of unrestricted securities of the same class at the time of purchase; analysts’ research and observations from financial institutions; information regarding any transactions or offers with respect to the security; the existence of merger proposals or tender offers affecting the security; the price and extent of public trading in similar securities of the issuer or comparable companies; and the existence of a shelf registration for restricted securities.

For each portfolio security that has been fair valued pursuant to the policies adopted by the Board of Trustees, the fair value price is compared against the last available and next available market quotations. The Valuation Committee reviews the results of such back testing monthly and fair valuation occurrences are reported to the Board of Trustees quarterly.

The Fund uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

24	BrandywineGLOBAL — Diversified US Large Cap Value Fund 2023 Semi-Annual Report

GAAP establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:

•	Level 1 — unadjusted quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used in valuing the Fund’s assets carried at fair value:

ASSETS
Description	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Long-Term Investments†:
Common Stocks	$175,284,957	—	—	$175,284,957
Investments in Underlying Funds	3,364,946	—	—	3,364,946
Total Long-Term Investments	178,649,903	—	—	178,649,903
Short-Term Investments†	1,421,122	—	—	1,421,122
Total Investments	$180,071,025	—	—	$180,071,025

†	See Schedule of Investments for additional detailed categorizations.

(b) Security transactions and investment income. Security transactions are accounted for on a trade date basis. Interest income (including interest income from payment-in-kind securities), adjusted for amortization of premium and accretion of discount, is recorded on the accrual basis. Dividend income is recorded on the ex-dividend date for dividends received in cash and/or securities. Foreign dividend income is recorded on the ex-dividend date or as soon as practicable after the Fund determines the existence of a dividend declaration after exercising reasonable due diligence. The cost of investments sold is determined by use of the specific identification method. To the extent any issuer defaults or a credit event occurs that impacts the issuer, the Fund may halt any additional interest income accruals and consider the realizability of interest accrued up to the date of default or credit event.

(c) Distributions to shareholders. Distributions from net investment income and distributions of net realized gains, if any, are declared at least annually. Distributions to

BrandywineGLOBAL — Diversified US Large Cap Value Fund 2023 Semi-Annual Report	25

Notes to financial statements (unaudited) (cont’d)

shareholders of the Fund are recorded on the ex-dividend date and are determined in accordance with income tax regulations, which may differ from GAAP.

(d) Share class accounting. Investment income, common expenses and realized/ unrealized gains (losses) on investments are allocated to the various classes of the Fund on the basis of daily net assets of each class. Fees relating to a specific class are charged directly to that share class.

(e) Compensating balance arrangements. The Fund has an arrangement with its custodian bank whereby a portion of the custodian’s fees is paid indirectly by credits earned on the Fund’s cash on deposit with the bank.

(f) Federal and other taxes. It is the Fund’s policy to comply with the federal income and excise tax requirements of the Internal Revenue Code of 1986 (the “Code”), as amended, applicable to regulated investment companies. Accordingly, the Fund intends to distribute its taxable income and net realized gains, if any, to shareholders in accordance with timing requirements imposed by the Code. Therefore, no federal or state income tax provision is required in the Fund’s financial statements.

Management has analyzed the Fund’s tax positions taken on income tax returns for all open tax years and has concluded that as of September 30, 2022, no provision for income tax is required in the Fund’s financial statements. The Fund’s federal and state income and federal excise tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service and state departments of revenue.

(g) Reclassification. GAAP requires that certain components of net assets be reclassified to reflect permanent differences between financial and tax reporting. These reclassifications have no effect on net assets or net asset value per share.

2. Investment management agreement and other transactions with affiliates

Legg Mason Partners Fund Advisor, LLC (“LMPFA”) is the Fund’s investment manager and Brandywine Global Investment Management, LLC (“Brandywine Global”) is the Fund’s subadviser. LMPFA and Brandywine Global are indirect, wholly-owned subsidiaries of Franklin Resources, Inc. (“Franklin Resources”).

26	BrandywineGLOBAL — Diversified US Large Cap Value Fund 2023 Semi-Annual Report

Under the investment management agreement, the Fund pays an investment management fee, calculated daily and paid monthly, in accordance with the following breakpoint schedule:

Average Daily Net Assets	Annual Rate
First $1 billion	0.650%
Next $1 billion	0.625
Next $3 billion	0.600
Next $5 billion	0.575
Over $10 billion	0.550

LMPFA provides administrative and certain oversight services to the Fund. LMPFA delegates to the subadviser the day-to-day portfolio management of the Fund. For its services, LMPFA pays Brandywine Global a fee monthly, at an annual rate equal to 90% of the net management fee it receives from the Fund.

As a result of expense limitation arrangements between the Fund and LMPFA, the ratio of total annual fund operating expenses, other than interest, brokerage commissions, dividend expense on short sales, taxes, extraordinary expenses and acquired fund fees and expenses, to average net assets of Class A, Class C, Class R, Class I and Class IS shares did not exceed 1.15%, 1.90%, 1.40%, 0.80% and 0.70%, respectively. In addition, the ratio of total annual fund operating expenses for Class IS shares did not exceed the ratio of total annual fund operating expenses for Class I shares. These expense limitation arrangements cannot be terminated prior to December 31, 2024 without the Board of Trustees’ consent. In addition, the manager has agreed to waive the Fund’s management fee to an extent sufficient to offset the net management fee payable in connection with any investment in an affiliated money market fund (the “affiliated money market fund waiver”). The affiliated money market fund waiver is not subject to the recapture provision discussed below.

As a result of voluntary expense limitation arrangements, the ratio of total annual fund operating expenses, other than interest, brokerage commissions, dividend expense on short sales, taxes, extraordinary expenses and acquired fund fees and expenses, to average net assets of Class A, Class C and Class R shares did not exceed 1.10%, 1.85% and 1.35%, respectively. These arrangements are expected to continue until December 31, 2024, but may be terminated at any time by LMPFA.

During the six months ended March 31, 2023, fees waived and/or expenses reimbursed amounted to $95,600, which included an affiliated money market fund waiver of $538.

LMPFA is permitted to recapture amounts waived and/or reimbursed to a class within three years after the fiscal year in which LMPFA earned the fee or incurred the expense if the class’ total annual fund operating expenses have fallen to a level below the expense limitation (“expense cap”) in effect at the time the fees were earned or the expenses incurred. In no case will LMPFA recapture any amount that would result, on any particular

BrandywineGLOBAL — Diversified US Large Cap Value Fund 2023 Semi-Annual Report	27

Notes to financial statements (unaudited) (cont’d)

business day of the Fund, in the class’ total annual fund operating expenses exceeding the expense cap or any other lower limit then in effect.

Pursuant to these arrangements, at March 31, 2023, the Fund had remaining fee waivers and/or expense reimbursements subject to recapture by LMPFA and respective dates of expiration as follows:

	Class A	Class C	Class R	Class I	Class IS
Expires September 30, 2023	$1,341	$49	$379	$2,127	$129,252
Expires September 30, 2024	9,988	22	464	2,162	71,869
Expires September 30, 2025	37,871	155	387	15,738	102,352
Expires September 30, 2026	30,487	869	200	11,812	51,694
Total fee waivers/expense reimbursements subject to recapture	$79,687	$1,095	$1,430	$31,839	$355,167

For the six months ended March 31, 2023, fee waivers and/or expense reimbursements recaptured by LMPFA, if any, were as follows:

Class C
LMPFA recaptured	$639

Franklin Templeton Investor Services, LLC (“Investor Services”) serves as the Fund’s shareholder servicing agent and acts as the Fund’s transfer agent and dividend-paying agent. Investor Services is an indirect, wholly-owned subsidiary of Franklin Resources. Franklin Distributors, LLC (“Franklin Distributors”) serves as the Fund’s sole and exclusive distributor. Franklin Distributors is an indirect, wholly-owned broker-dealer subsidiary of Franklin Resources.

There is a maximum initial sales charge of 5.50% for Class A shares. There is a contingent deferred sales charge (“CDSC”) of 1.00% on Class C shares, which applies if redemption occurs within 12 months from purchase payment. In certain cases, Class A shares have a 1.00% CDSC, which applies if redemption occurs within 18 months from purchase payment. This CDSC only applies to those purchases of Class A shares, which, when combined with current holdings of other shares of funds sold by Franklin Distributors, equal or exceed $1,000,000 in the aggregate. These purchases do not incur an initial sales charge.

For the six months ended March 31, 2023, sales charges retained by and CDSCs paid to Franklin Distributors and its affiliates, if any, were as follows:

	Class A	Class C
Sales charges	$12,456	—
CDSCs	110	$137

Under a Deferred Compensation Plan (the “Plan”), Trustees may have elected to defer receipt of all or a specified portion of their compensation. A participating Trustee selected one or more funds managed by LMPFA or an affiliate of LMPFA in which his or her deferred trustee’s fees were deemed to be invested. Deferred amounts remain in the Fund until

28	BrandywineGLOBAL — Diversified US Large Cap Value Fund 2023 Semi-Annual Report

distributed in accordance with the Plan. In May 2015, the Board of Trustees approved an amendment to the Plan so that effective January 1, 2016, no compensation earned after that date may be deferred under the Plan.

All officers and one Trustee of the Trust are employees of Franklin Resources or its affiliates and do not receive compensation from the Trust.

As of March 31, 2023, Franklin Resources and its affiliates owned 49% of the Fund.

3. Investments

During the six months ended March 31, 2023, the aggregate cost of purchases and proceeds from sales of investments (excluding short-term investments) were as follows:

Purchases	$60,947,445
Sales	60,667,812

At March 31, 2023, the aggregate cost of investments and the aggregate gross unrealized appreciation and depreciation of investments for federal income tax purposes were substantially as follows:

	Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation
Securities	$148,315,478	$36,218,385	$(4,462,838)	$31,755,547

4. Derivative instruments and hedging activities

During the six months ended March 31, 2023, the Fund did not invest in derivative instruments.

5. Class specific expenses, waivers and/or expense reimbursements

The Fund has adopted a Rule 12b-1 shareholder services and distribution plan and under that plan the Fund pays service and/or distribution fees with respect to its Class A, Class C and Class R shares calculated at the annual rate of 0.25%, 1.00% and 0.50% of the average daily net assets of each class, respectively. Service and/or distribution fees are accrued daily and paid monthly.

For the six months ended March 31, 2023, class specific expenses were as follows:

	Service and/or Distribution Fees	Transfer Agent Fees
Class A	$68,212	$43,351
Class C	8,554	385
Class R	439	243
Class I	—	11,656
Class IS	—	122
Total	$77,205	$55,757

BrandywineGLOBAL — Diversified US Large Cap Value Fund 2023 Semi-Annual Report	29

Notes to financial statements (unaudited) (cont’d)

For the six months ended March 31, 2023, waivers and/or expense reimbursements by class were as follows:

Waivers/Expense Reimbursements
Class A	$30,652
Class C	874
Class R	200
Class I	11,875
Class IS	51,999
Total	$95,600

6. Distributions to shareholders by class

	Six Months Ended March 31, 2023	Year Ended September 30, 2022
Net Investment Income:
Class A	$842,826	$329,672
Class C	28,864	347
Class R	2,342	17
Class I	352,642	134,563
Class IS	1,904,795	2,335,411
Total	$3,131,469	$2,800,010
Net Realized Gains:
Class A	$5,764,563	$4,847,974
Class C	197,187	24,434
Class R	18,032	14,849
Class I	2,078,543	1,604,457
Class IS	10,560,013	26,695,111
Total	$18,618,338	$33,186,825

7. Shares of beneficial interest

At March 31, 2023, the Trust had an unlimited number of shares of beneficial interest authorized with a par value of $0.00001 per share. The Fund has the ability to issue multiple classes of shares. Each class of shares represents an identical interest and has the same rights, except that each class bears certain direct expenses, including those specifically related to the distribution of its shares.

30	BrandywineGLOBAL — Diversified US Large Cap Value Fund 2023 Semi-Annual Report

Transactions in shares of each class were as follows:

	Six Months Ended March 31, 2023		Year Ended September 30, 2022
	Shares	Amount	Shares	Amount
Class A
Shares sold	626,091	$11,762,615	563,123	$11,245,304
Shares issued on reinvestment	363,639	6,607,322	264,816	5,174,506
Shares repurchased	(233,716)	(4,311,147)	(364,525)	(7,250,932)
Net increase	756,014	$14,058,790	463,414	$9,168,878

Class C
Shares sold	102,114	$1,934,790	19,560	$399,792
Shares issued on reinvestment	12,593	226,051	1,274	24,781
Shares repurchased	(18,836)	(341,566)	(2,806)	(54,925)
Net increase	95,871	$1,819,275	18,028	$369,648

Class R
Shares sold	1,742	$30,960	1,765	$35,583
Shares issued on reinvestment	1,121	20,374	760	14,866
Shares repurchased	(265)	(4,903)	(3,289)	(74,150)
Net increase (decrease)	2,598	$46,431	(764)	$(23,701)

Class I
Shares sold	681,817	$12,534,464	2,601,955	$52,820,991
Shares issued on reinvestment	129,963	2,361,433	85,408	1,667,165
Shares repurchased	(834,942)	(15,623,352)	(1,916,649)	(37,875,760)
Net increase (decrease)	(23,162)	$(727,455)	770,714	$16,612,396

Class IS
Shares sold	85,649	$1,556,779	682,705	$13,118,652
Shares issued on reinvestment	685,620	12,457,712	1,486,946	29,025,194
Shares repurchased	(452,444)	(8,792,355)	(5,979,921)	(116,174,161)
Shares redeemed in-kind	—	—	(2,696,887)	(53,910,762)
Net increase (decrease)	318,825	$5,222,136	(6,507,157)	$(127,941,077)

8. Transactions with affiliated company

As defined by the 1940 Act, an affiliated company is one in which the Fund owns 5% or more of the outstanding voting securities, or a company which is under common ownership or control with the Fund. The following company was considered an affiliated company for

BrandywineGLOBAL — Diversified US Large Cap Value Fund 2023 Semi-Annual Report	31

Notes to financial statements (unaudited) (cont’d)

all or some portion of the six months ended March 31, 2023. The following transactions were effected in such company for the six months ended March 31, 2023.

	Affiliate Value at September 30,	Purchased		Sold
	2022	Cost	Shares	Proceeds	Shares
Western Asset Premier Institutional U.S. Treasury Reserves, Premium Shares	$1,329,628	$25,471,457	25,471,457	$25,379,963	25,379,963

(cont’d)	Realized Gain (Loss)	Dividend Income	Net Increase (Decrease) in Unrealized Appreciation (Depreciation)	Affiliate Value at March 31, 2023
Western Asset Premier Institutional U.S. Treasury Reserves, Premium Shares	—	$29,466	—	$1,421,122

9. Redemption facility

The Fund, together with other U.S. registered and foreign investment funds (collectively, the “Borrowers”) managed by Franklin Resources or its affiliates, is a borrower in a joint syndicated senior unsecured credit facility totaling $2.675 billion (the “Global Credit Facility”). The Global Credit Facility provides a source of funds to the Borrowers for temporary and emergency purposes, including the ability to meet future unanticipated or unusually large redemption requests. Unless renewed, the Global Credit Facility will terminate on February 2, 2024.

Under the terms of the Global Credit Facility, the Fund shall, in addition to interest charged on any borrowings made by the Fund and other costs incurred by the Fund, pay its share of fees and expenses incurred in connection with the implementation and maintenance of the Global Credit Facility, based upon its relative share of the aggregate net assets of all the Borrowers, including an annual commitment fee of 0.15% based upon the unused portion of the Global Credit Facility. These fees are reflected in the Statement of Operations. The Fund did not utilize the Global Credit Facility during the six months ended March 31, 2023.

10. Redemptions in-kind

The Fund may make payment for Fund shares redeemed wholly or in part by distributing portfolio securities to shareholders. For the six months ended March 31, 2023, the Fund had no redemptions in-kind. For the year ended September 30, 2022, the Fund had redemptions in-kind with total proceeds in the amount of $53,910,762. The net realized gain on these redemptions in-kind amounted to $14,563,840, which was not realized for tax purposes.

32	BrandywineGLOBAL — Diversified US Large Cap Value Fund 2023 Semi-Annual Report

11. Recent accounting pronouncement

In June 2022, the Financial Accounting Standards Board (FASB) issued Accounting Standards Update (ASU) No. 2022-03, Fair Value Measurement (Topic 820) – Fair Value Measurement of Equity Securities Subject to Contractual Sale Restrictions. The amendments in the ASU clarify that a contractual restriction on the sale of an equity security is not considered part of the unit of account of the equity security and, therefore, should not be considered in measuring fair value. The ASU is effective for interim and annual reporting periods beginning after December 15, 2023, with the option of early adoption. Management has reviewed the requirements and believes that the adoption of the ASU will not have a material impact on the financial statements.

BrandywineGLOBAL — Diversified US Large Cap Value Fund 2023 Semi-Annual Report	33

BrandywineGLOBAL —

Diversified US Large Cap Value Fund

Trustees

Paul R. Ades

Andrew L. Breech

Althea L. Duersten

Chair

Stephen R. Gross

Susan M. Heilbron

Arnold L. Lehman

Robin J. W. Masters

Ken Miller

G. Peter O’Brien

Thomas F. Schlafly

Jane Trust

Investment manager

Legg Mason Partners Fund Advisor, LLC

Subadviser

Brandywine Global Investment Management, LLC

Distributor

Franklin Distributors, LLC

Custodian

The Bank of New York Mellon

Transfer agent

Franklin Templeton Investor Services, LLC

3344 Quality Drive

Rancho Cordova, CA 95670-7313

Independent registered public accounting firm

PricewaterhouseCoopers LLP

Baltimore, MD

BrandywineGLOBAL — Diversified US Large Cap Value Fund

The Fund is a separate investment series of Legg Mason Global Asset Management Trust, a Maryland statutory trust.

BrandywineGLOBAL — Diversified US Large Cap Value Fund

Legg Mason Funds

100 International Drive

Baltimore, MD 21202

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The Fund’s Forms N-PORT are available on the SEC’s website at www.sec.gov. To obtain information on Form N-PORT, shareholders can call the Fund at 877-6LM-FUND/656-3863.

Information on how the Fund voted proxies relating to portfolio securities during the prior 12-month period ended June 30th of each year and a description of the policies and procedures that the Fund uses to determine how to vote proxies related to portfolio transactions are available (1) without charge, upon request, by calling the Fund at 877-6LM-FUND/656-3863, (2) at www.franklintempleton.com and (3) on the SEC’s website at www.sec.gov.

This report is submitted for the general information of the shareholders of BrandywineGLOBAL — Diversified US Large Cap Value Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by a current prospectus.

Investors should consider the Fund’s investment objectives, risks, charges and expenses carefully before investing. The prospectus contains this and other important information about the Fund. Please read the prospectus carefully before investing.

www.franklintempleton.com

© 2023 Franklin Distributors, LLC, Member FINRA/SIPC. All rights reserved.

Legg Mason Funds Privacy and Security Notice

Your Privacy Is Our Priority

Franklin Templeton* is committed to safeguarding your personal information. This notice is designed to provide you with a summary of the non-public personal information Franklin Templeton may collect and maintain about current or former individual investors; our policy regarding the use of that information; and the measures we take to safeguard the information. We do not sell individual investors’ non-public personal information to anyone and only share it as described in this notice.

Information We Collect

When you invest with us, you provide us with your non-public personal information. We collect and use this information to service your accounts and respond to your requests. The non-public personal information we may collect falls into the following categories:

•

Information we receive from you or your financial intermediary on applications or other forms, whether we receive the form in writing or electronically. For example, this information may include your name, address, tax identification number, birth date, investment selection, beneficiary information, and your personal bank account information and/or email address if you have provided that information.

•

Information about your transactions and account history with us, or with other companies that are part of Franklin Templeton, including transactions you request on our website or in our app. This category also includes your communications to us concerning your investments.

•	Information we receive from third parties (for example, to update your address if you move, obtain or verify your email address or obtain additional information to verify your identity).

•

Information collected from you online, such as your IP address or device ID and data gathered from your browsing activity and location. (For example, we may use cookies to collect device and browser information so our website recognizes your online preferences and device information.) Our website contains more information about cookies and similar technologies and ways you may limit them.

•	Other general information that we may obtain about you such as demographic information.

Disclosure Policy

To better service your accounts and process transactions or services you requested, we may share non-public personal information with other Franklin Templeton companies. From time to time we may also send you information about products/services offered by other Franklin Templeton companies although we will not share your non-public personal information with these companies without first offering you the opportunity to prevent that sharing.

We will only share non-public personal information with outside parties in the limited circumstances permitted by law. For example, this includes situations where we need to share information with companies who work on our behalf to service or maintain your account or process transactions you requested, when the disclosure is to companies assisting us with our own marketing efforts, when the disclosure is to a party representing you, or when required by law (for example, in response to legal process). Additionally, we will ensure that any outside companies working on our behalf, or with whom we have joint marketing agreements, are under contractual obligations to protect the confidentiality of your information, and to use it only to provide the services we asked them to perform.

NOT PART OF THE SEMI-ANNUAL REPORT

Legg Mason Funds Privacy and Security Notice (cont’d)

Confidentiality and Security

Our employees are required to follow procedures with respect to maintaining the confidentiality of our investors’ non-public personal information. Additionally, we maintain physical, electronic and procedural safeguards to protect the information. This includes performing ongoing evaluations of our systems containing investor information and making changes when appropriate.

At all times, you may view our current privacy notice on our website at franklintempleton.com or contact us for a copy at (800) 632-2301.

*For purposes of this privacy notice Franklin Templeton shall refer to the following entities:

Fiduciary Trust International of the South (FTIOS), as custodian for individual retirement plans

Franklin Advisers, Inc.

Franklin Distributors, LLC, including as program manager of the Franklin Templeton 529 College Savings Plan and the NJBEST 529 College Savings Plan

Franklin Mutual Advisers, LLC

Franklin, Templeton and Mutual Series Funds

Franklin Templeton Institutional, LLC

Franklin Templeton Investments Corp., Canada

Franklin Templeton Investments Management, Limited UK

Franklin Templeton Portfolio Advisors, Inc.

Legg Mason Funds serviced by Franklin Templeton Investor Services, LLC

Templeton Asset Management, Limited

Templeton Global Advisors, Limited

Templeton Investment Counsel, LLC

If you are a customer of other Franklin Templeton affiliates and you receive notices from them, you will need to read those notices separately.

NOT PART OF THE SEMI-ANNUAL REPORT

www.franklintempleton.com

© 2023 Franklin Distributors, LLC, Member FINRA/SIPC. All rights reserved.

LMFX013521 05/23 SR23-4637

ITEM 2.	CODE OF ETHICS.

  Not applicable

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT.

  Not applicable

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.

  Not applicable

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.

  Not applicable

ITEM 6.	SCHEDULE OF INVESTMENTS.

  Included herein under Item 1.

ITEM 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

  Not applicable.

ITEM 8.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

  Not applicable.

ITEM 9.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

  Not applicable.

ITEM 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

  Not applicable.

ITEM 11.	CONTROLS AND PROCEDURES.

(a)

The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

(b)

There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the period covered by this report that have materially affected, or are likely to materially affect the registrant’s internal control over financial reporting.

ITEM 12.	DISCLOSURE OF SECURITIES LENDING ACTIVITIES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

  Not applicable.

ITEM 13.	EXHIBITS.

  (a) (1) Not applicable.

  Exhibit 99.CODE ETH

  (a) (2) Certifications pursuant to section 302 of the Sarbanes-Oxley Act of 2002 attached hereto.

  Exhibit 99.CERT

  (b) Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 attached hereto.

  Exhibit 99.906CERT

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this Report to be signed on its behalf by the undersigned, there unto duly authorized.

Legg Mason Global Asset Management Trust

By:	/s/ Jane Trust
Jane Trust
Chief Executive Officer

Date:	May 19, 2023

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Jane Trust
Jane Trust
Chief Executive Officer

Date:	May 19, 2023

By:	/s/ Christopher Berarducci
Christopher Berarducci
Principal Financial Officer

Date:	May 19, 2023